Non-controlling Interests - Summary of Financial Information for IsoEnergy Ltd (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interests [line items]
Cash	$ 134,447
Marketable securities	5,775	$ 9,315
Total assets	554,560	546,563
Current liabilities	16,567	8,205
Total liabilities	99,143	85,215
Loss from operations	61,310	125,826
Loss and comprehensive loss	63,198	122,213
Net cash flow from operating activities	(20,176)	(16,788)
Net cash flow from investing activities	(68,053)	(46,713)
Net cash flow from financing activities	19,855	191,351
Net increase (decrease) in cash	(67,357)	127,782
Subsidiaries with material non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Cash	19,913	13,617
Other current assets	212	236
Marketable securities	5,775	9,315
Non-current assets	71,215	61,022
Total assets	97,115	84,190
Current liabilities	2,622	641
Non-current liabilities	28,273	27,636
Total liabilities	30,895	28,277
Loss from operations	7,375	15,781
Loss and comprehensive loss	10,368	10,819
Net cash flow from operating activities	(2,766)	(2,751)
Net cash flow from investing activities	(8,694)	(5,336)
Net cash flow from financing activities	17,756	7,669
Net increase (decrease) in cash	$ 6,296	$ (418)